SEGMENT REPORTING (Tables)	6 Months Ended
Sep. 30, 2024
SEGMENT REPORTING
Schedule of summary information by segment

	For the six months ended September 30,
			Software
			Development
	Auto Insurance	Other	and
	Aftermarket	Scenario-based	Information
	Value-added	Customized	Technology
	Services	Service	Services	Total
	(Unaudited)	(Unaudited)	(Unaudited)

Revenues	$28,210,396	$5,579,468	$304,504	$34,094,368
Cost of revenues	25,415,097	4,841,962	236,795	30,493,854
Gross profit	2,795,299	737,506	67,709	3,600,514
Operating expenses	1,029,577	203,631	11,113	1,244,321
Income from operations	1,765,722	533,875	56,596	2,356,193
Income tax provision	359,682	71,138	3,881	434,701
Net income	1,594,602	315,381	17,212	1,927,195
Depreciation	10,496	2,076	113	12,685
Capital expenditure	1,220	241	13	1,474
Total assets	$26,243,951	$5,190,543	$283,278	$31,717,772

	For the six months ended September 30,
			Software
			Development
	Auto Insurance	Other	and
	Aftermarket	Scenario-based	Information
	Value-added	Customized	Technology
	Services	Service	Services	Total
	(Unaudited)	(Unaudited)	(Unaudited)

Revenues	$21,410,507	$4,253,639	$833,675	$26,497,821
Cost of revenues	18,680,552	3,711,277	727,377	23,119,206
Gross profit	2,729,955	542,362	106,298	3,378,615
Operating expenses	453,245	90,046	17,648	560,939
Income from operations	2,276,710	452,316	88,650	2,817,676
Income tax provision	392,521	77,982	15,284	485,787
Net income	1,997,205	396,786	77,766	2,471,757
Depreciation	11,333	2,252	441	14,026
Capital expenditure	543	—	—	543
Total assets	$21,023,743	$4,176,800	$818,615	$26,019,158